Exploration and Evaluation Assets - Schedule of Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	$ 124,355
Exploration and evaluation expense	(5,534)	$ (779)	[1]
Transfers to oil and gas properties		(8,210)
Exploration and evaluation assets, end of year	133,585	124,355
Exploration and evaluation assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Exploration and evaluation assets, beginning of year	124,355	90,919
Capital expenditures	930	0
Property acquisitions	34,148	39,355
Divestitures	(8,577)	(2,009)
Exploration and evaluation expense	(5,534)	(779)
Transfers to oil and gas properties	(11,737)	(3,131)
Exploration and evaluation assets, end of year	$ 133,585	$ 124,355

[1]	Comparative period has been revised to reflect current period presentation